SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                  Deutsche Global Real Estate Securities Fund




The following information replaces the existing similar disclosure relating to the fund in the "PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION" section of the fund's Statement of Additional Information:



DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND


The following waiver is currently in effect:


The Advisor had contractually agreed through April 30, 2018 to waive 0.20% of the fund's management fee. Effective May 1, 2017, that waiver was terminated and the Advisor contractually agreed to reduce its management fees so that the Fund pays the Advisor a fee, calculated daily and paid monthly at the annual rate of 0.700% of the first $1.0 billion of the fund's average daily net assets and 0.675% thereafter.


In addition, through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.20%, 1.20%, 1.95%, 0.95%, 0.95% and 1.05% for Class A,
Class T, Class C, Class R6, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

--------------------------------------------------------------------------------

Effective as of May 1, 2017, the following replaces similar information relating to the fund under the "PART II: APPENDIX II-C - FEE RATES OF SERVICE PROVIDERS" section of the fund's Statement of Additional Information:

FUND NAME                                        MANAGEMENT FEE RATE
Deutsche Global Real Estate Securities Fund    0.700% to $1.0 billion
                                                  0.675% thereafter

               Please Retain This Supplement for Future Reference


May 23, 2017
SAISTKR-335

                                                   Deutsche
                                                   Asset Management [DB Logo]